May 2, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Greenwich Street Series Fund (the “Trust”)
Post-Effective Amendment No. 32
File Nos. 33-40603 and 811-6310

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the fourteen (14) Prospectuses and combined Statement of Additional Information for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 32 filed on April 29, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (203) 890-7044.

Very truly yours,

/s/ Michael Kocur

Michael Kocur

Assistant Secretary